OTHER ASSETS - Payment Receivables (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Gross investment in finance lease contracts	$ 182.0	$ 185.0
Less: unearned finance income	71.3	76.3
Less: discounted unguaranteed residual values of leased assets	6.2	5.8
Present value of future minimum lease payment receivables	$ 104.5	$ 102.9